Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Share Capital

	2019	2018
	RMB million	RMB million
Registered, issued and paid up capital:
Trade-restricted:
489,202,658 A shares of RMB1.00 each owned by CSAH (2018: 489,202,658 shares of RMB1.00 each) (Note (ii))	489	489
Nil A share (2018: 1,088,870,431 shares of RMB1.00 each) (Note (ii))	—	1,089
600,925,925 H shares of RMB1.00 each (2018: 600,925,925 shares of RMB1.00 each) (Note (ii))	601	601

	1,090	2,179
Tradable:
4,039,228,665 A shares of RMB1.00 each owned by CSAH (2018: 4,039,228,665 shares of RMB1.00 each)	4,039	4,039
4,072,291,766 A shares of RMB1.00 each (2018: 2,983,421,335 shares of RMB1.00 each)	4,073	2,984
3,065,523,272 H shares of RMB1.00 each (2018: 3,065,523,272 shares of RMB1.00 each)	3,065	3,065

	11,177	10,088
	12,267	12,267

Notes:

(i)	All the A and H shares rank pari passu in all material respects.

(ii)
In September 2018, the Company issued 1,578,073,089 A shares (“new A shares”) to CSAH and other six entities, and issued 600,925,925 H shares (“new H shares”) to a fellow subsidiary of CSAH. The new A shares issued to CSAH are restricted for trading within 36 months upon completion of the issuance, whereas other new A shares issued to other parties are restricted for trading within 12 months upon completion of the issuances. In 2019, the trading restriction of 1,088,870,431 A shares issued to other parties was released. Further, in accordance with the H shares subscription agreement entered into between the Company and the fellow subsidiary of CSAH, the fellow subsidiary of CSAH committed not to trade or transfer any of the new H shares within 36 months upon completion of the issuance.